Summary of Significant Accounting Policies - Schedule of Anti-Dilutive Due to the Net Loss Incurred (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Anti-Dilutive Due to the Net Loss Incurred [Line Items]
Anti-dilutive shares	945,571	1,021,831	975,821	1,105,431
Stock Options [Member]
Schedule of Anti-Dilutive Due to the Net Loss Incurred [Line Items]
Anti-dilutive shares	395,453	374,503	425,703	417,003
Restricted Stock Units [Member]
Schedule of Anti-Dilutive Due to the Net Loss Incurred [Line Items]
Anti-dilutive shares	188,418	285,628	188,418	282,628
Convertible notes payable [Member]
Schedule of Anti-Dilutive Due to the Net Loss Incurred [Line Items]
Anti-dilutive shares	361,700	361,700	361,700	405,800